Not FDIC Insured May Lose Value No Bank Guarantee
158-Q3PH

Schedule of Investments
(unaudited)
Franklin Rising Dividends Fund 2
Notes to Schedule of Investments 5

Franklin Managed Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Rising Dividends Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 96.1%
Aerospace & Defense 3.8%
General Dynamics Corp. .............................................. 1,567,645 $ 337,278,822
Raytheon Technologies Corp. .......................................... 6,979,542 683,715,934
1,020,994,756
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B .......................................... 2,953,352 529,388,346
Banks 1.4%
JPMorgan Chase & Co. ............................................... 2,555,890 371,728,642
Beverages 1.9%
PepsiCo, Inc. ...................................................... 2,783,083 515,482,633
Biotechnology 1.3%
AbbVie, Inc. ....................................................... 2,602,832 350,679,555
Building Products 2.7%
Carlisle Cos., Inc. ................................................... 1,017,507 261,021,071
Johnson Controls International plc ....................................... 6,572,077 447,821,327
708,842,398
Capital Markets 1.0%
Nasdaq, Inc. ....................................................... 5,390,328 268,707,851
Chemicals 9.4%
Air Products and Chemicals, Inc. ........................................ 2,308,140 691,357,174
Albemarle Corp. .................................................... 1,421,116 317,036,768
Ecolab, Inc. ........................................................ 1,830,297 341,698,147
Linde plc .......................................................... 2,577,834 982,360,981
Sherwin-Williams Co. (The) ............................................ 641,874 170,430,385
2,502,883,455
Commercial Services & Supplies 1.7%
Cintas Corp. ....................................................... 900,023 447,383,433
Consumer Staples Distribution & Retail 3.0%
Target Corp. ....................................................... 3,048,414 402,085,807
Walmart, Inc. ...................................................... 2,576,607 404,991,088
807,076,895
Electrical Equipment 1.0%
nVent Electric plc ................................................... 4,935,265 255,005,143
Financial Services 2.6%
Visa, Inc., A ........................................................ 2,872,121 682,071,295
Food Products 2.5%
McCormick & Co., Inc. ............................................... 4,253,378 371,022,163
Mondelez International, Inc., A .......................................... 4,196,025 306,058,063
677,080,226
Ground Transportation 2.0%
JB Hunt Transport Services, Inc. ........................................ 1,173,960 212,521,979
Norfolk Southern Corp. ............................................... 1,362,167 308,884,989
521,406,968
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................................. 4,429,477 482,901,582
Becton Dickinson & Co. ............................................... 2,391,800 631,459,118
Medtronic plc ...................................................... 5,094,090 448,789,329

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ...................................................... 3,291,974 $ 1,004,348,348
2,567,498,377
Health Care Providers & Services 3.2%
CVS Health Corp. ................................................... 1,300,095 89,875,567
UnitedHealth Group, Inc. .............................................. 1,556,732 748,227,669
838,103,236
Hotels, Restaurants & Leisure 2.6%
McDonald's Corp. ................................................... 1,894,100 565,218,381
Starbucks Corp. .................................................... 1,317,687 130,530,074
695,748,455
Household Products 2.7%
Colgate-Palmolive Co. ............................................... 3,618,390 278,760,766
Procter & Gamble Co. (The) ........................................... 2,959,991 449,149,034
727,909,800
Industrial Conglomerates 2.3%
Honeywell International, Inc. ........................................... 2,996,092 621,689,090
Insurance 0.7%
Erie Indemnity Co., A ................................................. 931,078 195,535,691
IT Services 2.6%
Accenture plc, A .................................................... 2,269,928 700,454,382
Life Sciences Tools & Services 2.6%
Danaher Corp. ..................................................... 624,855 149,965,200
West Pharmaceutical Services, Inc. ...................................... 1,439,681 550,634,792
700,599,992
Machinery 2.0%
Donaldson Co., Inc. ................................................. 2,464,317 154,044,456
Dover Corp. ....................................................... 2,493,610 368,181,516
522,225,972
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ..................................................... 2,201,898 346,468,650
EOG Resources, Inc. ................................................ 2,066,712 236,514,521
Exxon Mobil Corp. ................................................... 2,173,138 233,069,051
816,052,222
Pharmaceuticals 2.4%
Johnson & Johnson ................................................. 2,845,857 471,046,250
Pfizer, Inc. ......................................................... 4,880,104 179,002,215
650,048,465
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................................. 3,885,400 756,914,774
Texas Instruments, Inc. ............................................... 3,848,273 692,766,105
1,449,680,879
Software 13.1%
Microsoft Corp. ..................................................... 7,259,283 2,472,076,233
Roper Technologies, Inc. .............................................. 2,133,247 1,025,665,157
3,497,741,390
Specialty Retail 3.7%
Lowe's Cos., Inc. .................................................... 2,429,764 548,397,735

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.
a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ................................................... 3,868,972 $ 433,827,830
982,225,565
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. ........................................................ 430,708 83,544,431
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., B ....................................................... 4,041,697 446,082,098
Trading Companies & Distributors 1.7%
WW Grainger, Inc. ................................................... 567,266 447,340,295
Total Common Stocks (Cost $9,933,546,150) ....................................
25,601,211,936
a a a a
Short Term Investments 3.9%
a
Money Market Funds 3.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 1,048,001,548 1,048,001,548
Total Money Market Funds (Cost $1,048,001,548) ................................
1,048,001,548
Total Short Term Investments (Cost $1,048,001,548 ) .............................
1,048,001,548
a
Total Investments (Cost $10,981,547,698) 100.0% ...............................
$26,649,213,484
Other Assets, less Liabilities (0.0)%
†
...........................................
(10,436,748)
Net Assets 100.0% ...........................................................
$26,638,776,736

Franklin Managed Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 643,587,163 $ 1,121,603,322 $ (717,188,937) $ — $ — $ 1,048,001,548 1,048,001,548 $ 23,352,037
Total Affiliated Securities ... $643,587,163 $1,121,603,322 $(717,188,937) $— $— $1,048,001,548 $23,352,037